Goodwill and Intangible assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Mar. 08, 2022 CNY (¥)
Goodwill and Intangible assets
Goodwill	¥ 37,785		¥ 37,785		$ 5,322
Impairment charge of goodwill	0		0
Impairment charges recognized on intangible assets	0		0	¥ 0
Amortization of intangible assets	6,223	$ 876	6,043	¥ 4,481
Intangible assets with an indefinite useful life	¥ 0		¥ 0
Weighted average useful life of intangible assets	5 years 10 months 24 days	5 years 10 months 24 days	6 years	4 years
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Goodwill and Intangible assets
Goodwill	¥ 37,785		¥ 37,785		$ 5,322	¥ 37,785